UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 18, 2019

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001681942

Kenneth A. Brause, (888) 269-4246
Name and telephone number, including area code, of the
person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
Not applicable.
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.
Pursuant to Rule 15Ga-1(c)(2)(ii), OnDeck Asset Securitization Trust II LLC has indicated by check mark that there is no activity to report for the annual reporting period January 1, 2018 to December 31, 2018.
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
OnDeck Asset Securitization Trust II LLC (Securitizer)
Date January 18, 2019
/s/ Kenneth A. Brause (Signature)*
Name: Kenneth A. Brause
Title: Chief Financial Officer